ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASHFLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	¥ (380,838)	$ (53,640)	¥ (945,440)	¥ (2,657,580)
Net cash used in investing activities	1,214,856	171,109	(1,026,393)	(686,663)
Net cash (used in)/provided by financing activities	(85,198)	(12,000)	3,054,854	(1,554,505)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,450)	(626)	13,998	(51,457)
Net (decrease)/increase in cash, cash equivalents and restricted cash	744,370	104,843	1,097,019	(4,950,205)
Cash and cash equivalents and restricted cash, beginning of the year	1,667,869	234,914	570,850	5,521,055
Cash and cash equivalents and restricted cash, end of the year	2,412,239	339,757	1,667,869	570,850
Reportable legal entity | Parent
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	68,966	9,714	16,869	42,829
Net cash used in investing activities	(63,372)	(8,926)	(3,126,808)	(4,001,123)
Net cash (used in)/provided by financing activities	12,808	1,804	3,061,020	(936,655)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,449)	(626)	13,155	(22,483)
Net (decrease)/increase in cash, cash equivalents and restricted cash	13,953	1,966	(35,764)	(4,917,432)
Cash and cash equivalents and restricted cash, beginning of the year	76,610	10,790	112,374	5,029,806
Cash and cash equivalents and restricted cash, end of the year	¥ 90,563	$ 12,756	¥ 76,610	¥ 112,374